Employee benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Wages and salaries	€ 23,370	€ 17,882	€ 15,081
Social security costs	3,098	2,332	1,847
Employee benefits	€ 26,468	€ 20,214	€ 16,928